Velocity Commercial Capital Loan Trust 2026-5 ABS-15G

Exhibit 99.10

VCC 2026-5

Velocity Commercial Capital, LLC

Opus Capital Markets Consultants, LLC

5599 San Felipe Street - Suite 420| Houston, TX 77056 | www.opuscmc.com | 224.632.1300

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Executive Narrative

October 27, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Velocity Commercial Capital, LLC

This report summarizes the results of a due diligence review performed on (297) loans provided by Velocity Commercial Capital, LLC (“Client” or “VCC”) who provided Opus Capital Markets Consultants, LLC (Consultant) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a Guideline credit review on one hundred sixty-one (161) of the loans.

Opus conducted a review of the origination appraisal documentation for each loan and property not included in the Guideline Review. The total population consists of two hundred ninety-seven (297) loans representing three hundred nine (309) properties.

For each loan and property, Opus reviewed the applicable appraisal to determine what the property condition was and if the appraiser indicated any damage or safety concerns at the time of the inspection.

Review	Below Average Property Grade	Properties with Visible Damage	Properties with Health or Safety Issues
Property Review	1	6	1

As detailed herein, the Review Population contains 53 small balance commercial loans and 108 Investor 1-4 Family. The loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A. The review was conducted between September 16, 2026, through October 19, 2026, via imaged files and provided by the Client (the “Review.”)

The Review totals for mortgage loans within the final securitization population, were as follows:

Property Type	Review Population	Pool Population	% Population Reviewed
Small Bal CRE	53	80	66.25%
Investor 1-4 Family	108	217	49.77%
Total	161	297	54.21%

There are no 504 1sts SBA loans.

Notes: All of the loans in the guideline review received a Non-Owner Occupancy review

Review	Property Type	Review Population	Pool Population	% Population Reviewed
Non-Owner Occupancy (“NOO”)	Investor 1-4 Family (not included in Guideline Review	109	217	50.23%
Total NOO Review		109	217	50.23%

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DBRS, Inc. (“DBRS”) who is the NRSRO providing a rating on the transaction at the time of this disclosure, does not have published guidelines for this asset class.

The valuation review was split based on the underlying property type, either residential or commercial. All commercial mortgage loans were assigned an “A or C” NRSRO valuation grade. For this review, Opus did not order any secondary valuation products. However, the client requested a secondary valuation for 108 residential mortgage loans.

EXHIBIT A

Scope of Services:

Guideline Review

Opus will review the loan file for conformity of the items listed below to the underwriting guidelines that were provided to Opus by Client.

In the Guideline Review Population there were no (0) SBA mortgage loans.

Guideline Review: Opus will review each mortgage loan originated in accordance with guidelines provided by the Client to include if applicable:

Transaction type: Borrower characteristics Loan characteristics DSCR (if applicable)	LTV/CLTV/HTLTV Representative credit score, Asset reserves	Property type Property usage Occupancy

Credit Application: For the Credit Application, Opus will review the application for: (i) was signed by all listed borrowers, (ii) was substantially filled out, and (iv) included the borrower’s employment history.

Credit Report: Opus’s review will include: the presence of a credit report for each borrower and that such borrower’s credit profile & representative credit score adhered to guidelines.

Borrower Experience: Opus will review documentation provide, such as REO Schedule or Track Record and compare to guideline requirements, as applicable.

Property Management Experience: Opus will review the property management questionnaire or other documentation to support the experience necessary per guidelines.

Business Entity Documents: Opus will review the Business Entity documentation provided as outlined and required per guidelines, which could include Articles of Incorporation, Articles of Organization, Operating Agreement, By-Laws, Certificate of Good Standing, Members Consent, or other documentation required by guidelines.

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Rent and/or Lease: Opus will review the lease or other acceptable documentation to support the rental amount as outline in the guidelines.

Guarantor: Opus will review the guarantor as outlined in the guidelines

Asset Review: Opus will review the asset documentation provided in the loan files to the guideline requirements. Utilizing this documentation, Opus will complete a review of the reserve calculation.

Hazard/Flood Insurance/Taxes: Opus will review the insurance present on the mortgage loan. During this review, as applicable per guidelines.

Occupancy Review: Opus will review the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Business Purpose Affidavit: Opus will review for the present of affidavit confirming the property will be for commercial/investment purpose, including any cash out and they the subject property or any proceeds will not be for personal use.

Environment Report: Reviewing environmental reporting, Flood Certification, and Evidence of Insurance to confirm accuracy and adherence to MCP requirements.

Background or Fraud Report: Opus will review the background or fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Opus will condition the mortgage loan for the missing fraud report product.

Closing Document Review: Opus will review the closing documents are present, Borrower(s) names, Subject Property Address, Legal Description, Signed by Borrowers

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Loan File Documentation

Each loan file submitted to Opus for review should contain all documents used to underwrite, review, and close the loan. This would include but not limited to the following (*where applicable):

1008

1003 – Applications Initial

1003 – Application Final

AUS (DU/LP)

Loan Approvals

Underwriting worksheets

Income worksheets

Rate Lock

Change of Circumstances

Loan Estimates (LE)

Closing Disclosures (CD)

FACTA Disclosures

State Required Disclosures

Federal Required Disclosures

Signature tracking

Net Tangible Benefit Disclosure

Credit Report(s)

Fraud Report

OFAC Report (if not on credit)

Letter of Explanations

Borrower Identification

Business License*

Income Documentations

Asset Documentation

Appraisal(s)

Third Party Valuation (Desk Review/AVM/BPO/Field Review)

Purchase Contract

Environmental Reports

Non Owner Certification & Identification

Final CD/HUD1/Settlement Statement

Flood Insurance

Flood Certification

Mortgage Insurance

Right of Recession

Mortgage/Deed of Trust & Riders

Note & Addendums

Power of Attorney

Entity Documentation

Insurance

RE Tax Certification

Occupancy Affidavit

Business/Investment Purpose Affidavit

Title

Closing Protection Letter

HOA Information

Condo Documents

Guaranty Agreements*

Business P&L*

Business P&L*

Purchase Agreement*

Occupancy & Business Purpose LOI

Rent Roll *

Business Purpose Certification

Cash Out Letter

Verification of Mortgage/Rent

RE Taxes Information

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Non-Owner Occupancy Review

Occupancy Review: Opus will review the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan. Additionally, Opus will complete the following:

Review the provided Note and Guaranty Agreement(s) to determine the identity and quantity of individuals serving as either Borrower, Co-borrower, or Guarantor, as well as to confirm whether the borrower and/or co-borrower is a legal business entity (LLC, INC, Corporation, Partnership) or an Individual(s).

Reviewing appraisal reports to determine if the property type is consistent with the underwritten property type, and evaluating the reports for evidence/indication of either owner or tenant occupancy.

For loans made to Individual borrowers, reviewing the LOI/LOE for the presence of an un-qualified statement of intent not to occupy the property, affirmation that the LOI/LOI cited address is consistent with the subject property address, and that signator(s) are consistent with the identified of the borrower(s)/guarantor(s). For loans made to Business Entity borrowers, the LOI/LOE is not a required document and loan file will not be cited if missing.

Reviewing the Final Form 1003/Loan application to ensure that the subject property listed is consistent with the subject property for the loan, and that the listed residence for the Individual(s) is an address other than the subject property.

For loans made to Individual borrowers, reviewing the Certification of Non-Owner Occupancy and Indemnity for the presence of a completed Primary Residence address including a verification that that the handwritten Primary Residence address differs from the subject property address, and is signed/dated as required. For loans made to Business Entity borrowers, the Certification of Non-Owner Occupancy and Indemnity is not a required document and loan file will not be cited if missing.

For loans made to Individual borrowers, verifying the presence of a complete Certification of Non-Owner Occupancy and Indemnity document for each individual borrower/co-borrower/guarantor identified within the subject note/guaranty agreement, including whether individual certifications or one certificate containing all required signatures is present. For loans made to Business Entity borrowers, the Certification of Non-Owner Occupancy and Indemnity is not a required document and loan file will not be cited if missing.

Confirming that the Primary Residence address(es) listed are compared for consistency between the Final Form 1003/Loan application(s) and the Certification(s) of Non-Owner Occupancy and Indemnity.

Documenting any exceptions and/or inconsistencies and reporting and/or marking such items for further dialogue.

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Valuation Review

Opus’s review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property.

Opus’s review will include:

●	the appropriate form,

●	materially complete

●	the address matched the mortgage note,

●	in conformity with the guideline requirements for the property type in question,

●	completed by an appraiser that was actively licensed to perform the valuation,

●	completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA,

●	made and signed prior to the final approval of the mortgage loan application,

●	completed and dated within the guideline restrictions,

●	the current use of the property is legal or legal non-conforming (grandfathered)

●	Photos present for Subject property and comparables

●	the appraisal report does not include any apparent environmental problems

●	made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

FIRREA Title XI – Check for the presence of the appraiser’s license and review for the presence of any red flags that may pose a risk to the property or occupants

USPAP – Review the appraiser’s certification is present and executed within the original appraisal.

Valuation Waterfall

Loan originated with a full Appraisal will review to the following:

●	CU Score = < 2.5, no additional valuation required

●	To comply with Rating Agency criteria of inspection, photos and supporting valuation, Client may require an AVM and/or 2055 Drive By Appraisal. Client will provide written notification to Opus of any additional valuation products required.

●	CU Score 2.5 or not applicable, desk review or like product to support Appraisal value within a 10% tolerance

●	If value is supported within 10% tolerance, nothing further is needed

●	If value is not supported within 10% tolerance, additional valuations products may be used to support the value, such as but not limited to: Field Review, BPO, Reconciliation, 2055 or 2nd Appraisal

Only at Clients’ request and at Client’s expense, Opus can order any requested products for a Third-Party Vendor that is currently set up to accept business from Opus. Alternately, Client may cause a third-party valuation product to be independently obtained by Opus from Client’s third-party provider. If products are provided directly from the Client, and Opus does not have independent access, this will be noted in the Narrative.

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Client expressly understands and agrees that Opus makes no representation or warrant as to the value of the subject property. Opus is not acting as an Appraisal Management Company and therefore it does not opine on the actual value of the subject property. Opus is not a ‘creditor’ within the meaning of ECOA or other lending laws and regulations, and therefore Opus will not have any communication with or responsibility to any individual consumer concerning property valuation.

Property Condition Review

The purpose of the Property Condition Review is to assess the overall condition of the subject property and identify any material concerns or red flags. This review is conducted using valuation products provided by the Client, with a focus on the following key areas:

Property Condition Assessment

●	The Consultant shall verify that the property is reported to be in average or better condition

●	If the property is identified as being in below average or worse condition, a Finding shall be issued

Property Damage Evaluation

●	The Consultant shall review the Appraiser’s comments and photos to determine if any significant damage is present

●	A Finding shall be issued if the estimated cost to cure exceeds 5% of the loan amount, up to a maximum of $20,000, or as otherwise specified in the applicable guidelines

Health and Safety Review

●	Key Safety Aspects

Structural Integrity:

▪	The home must be structurally sound, with no visible signs of major issues in the foundation, roof, or walls

Hazardous Materials:

●	The property must be free of hazardous materials like asbestos and peeling lead-based paint, especially in older homes

Pest Infestations:

▪	Evidence of termites or other pest infestations

Electrical Systems:

●	There should be no exposed electrical wires or loose wiring, and outlets must be properly installed

Consultant will identify potential safety hazards, including:

●	Broken windows or doors

●	Lack of handrails on stairs

●	Signs of significant water damage or mold

Properties with cited health and safety/damage/deferred maintenance outside of VCC’s guideline allowance can be graded with a property condition “B” if there is an escrow holdback listed on the Settlement Statement/CD that covers the cost to cure for repairs.

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Data Comparison

Opus will perform a data compare review of data fields provided by the Client via loan tape mutually agreed upon by the Parties to the applicable source documents found in the actual file. Opus will notate discrepancies in accordance with the tolerance levels provided by the Client.

Number of Units	Next Interest Rate Change Date	Occupancy
Amortization Term	ARM Initial Interest Rate Cap	Interest Rate
Amortization Type	ARM Initial Interest Rate Maximum	Qualifying Loan Amount
Primary Appraised Property Value	ARM Initial Interest Rate Minimum	Qualifying LTV
Borrower First Name	ARM Subsequent Interest Rate Cap	Initial Monthly P&I Or IO Payment
Borrower Last Name	ARM Lifetime Interest Rate Maximum	Term
Property City	ARM Lifetime Interest Rate Minimum	Prepayment Penalty Total Term
Sales Price	Property Type	Prepayment Penalty Calculation
Calculated DSCR	Lien Position	Loan Purpose
First Interest Rate Change Date	Final Qualifying Property Value	Purpose of Refinance
First Payment Change Date	Margin	Qualifying FICO
ARM Rate Index Type	Maturity Date	Property State
Interest Only Flag	Modification Flag	Property Address
ARM Subsequent Interest Rate Change Frequency	Note Date	Property Zip Code

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Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were five (5) obligors with multiple loans in the pool.

Guideline Review

Tape Discrepancies

Data Element	Count	Accuracy
Amortization Term	7	95.65%
Total Number of Loans	161

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third-party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C	Any of the following items: Origination value and third-party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

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S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated October 27, 2026.

Overall Grade Summary
DBRS and Kroll NRSRO Grade	# of Loans	% of Loans
A	82	50.93%
B	72	44.72%
C	7	4.35%
D	0	0.00%

Credit Grade Summary
DBRS and Kroll NRSRO Grade	# of Loans	% of Loans
A	83	51.55%
B	78	48.45%
C	0	0.00%
D	0	0.00%

Property Grade Summary
DBRS and Kroll NRSRO Grade	# of Loans	% of Loans
A	154	95.65%
B	0	0.00%
C	7	4.35%
D	0	0.00%

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GUIDELINE CREDIT REVIEW RESULTS

Of the one hundred sixty-one (161) mortgage loans reviewed by Opus, seventy-eight (78) were assigned a Credit grade of “B” and involved lender-issued guideline exceptions. A total of one hundred twenty-five (125) credit exceptions were granted.

Of the one hundred sixty-one (161) mortgage loans reviewed by Opus, none were assigned a Credit grade of “C”.

Additionally, 51.55% of the mortgage loans reviewed received a Credit grade of “A”.

GUIDELINE VALUATION REVIEW RESULTS

Of the one hundred sixty-one (161) mortgage loans reviewed by Opus, none were assigned a Valuation grade of “B” and involved lender-issued guideline exceptions. No valuation exceptions were granted.

Of the one hundred sixty-one (161) mortgage loans reviewed by Opus, seven (7) were assigned a Valuation grade of “C”.

Additionally, 95.65% of the mortgage loans reviewed received a Valuation grade of “A”.

Non-Owner Occupancy Review

Tape Discrepancies

Data Element	Count	Accuracy
Amortization Term	2	98.17%
Total Number of Loans	109

Loan Grading

Overall Grade Summary
DBRS and Kroll NRSRO Grade	# of Loans	% of Loans
A	109	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
DBRS and Kroll NRSRO Grade	# of Loans	% of Loans
A	109	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%

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N/O/O CREDIT REVIEW RESULTS

All one hundred nine (109) mortgage loans reviewed by Opus have a Credit grade of “A”.

Loans Reviewed: 297

924354	323257	452581	839809	743216	105672	621411	282519	295993
705571	667734	437090	170285	375022	760852	645702	447274	817273
965615	362862	377756	134992	696311	819189	463723	745358	938109
930160	477165	336399	538965	415259	418918	737273	209357	128362
639187	305289	536681	789829	426521	746484	843941	190711	552403
126625	457911	661134	295672	592727	415142	440645	641783	266284
281727	835795	274581	141093	210385	981752	667902	182196	606663
660525	740963	503278	277929	614863	175564	823485	388571	402176
318373	609363	643671	243663	239904	325042	470694	314668	124416
701501	886993	427256	444760	762706	966993	352611	660064	360898
145658	224324	640343	983854	162227	555656	440893	952722	937758
621635	451481	641078	917502	739306	540126	633007	193530	692752
524995	876627	239547	795140	925699	595304	433260	725373	945984
284366	575319	487667	401134	238253	272309	563860	273798	893926
764919	404381	138851	981316	318510	780480	676557	567008	618266
745293	151474	788508	638870	680890	784999	596556	224094	847810
522404	108016	995522	107414	335686	635462	846391	452510	671216
577359	508981	729024	941194	283435	751504	209558	830100	533302
626575	469299	307923	261360	379926	421060	804654	162051	613317
187953	716017	152819	321406	821199	494673	658055	426732	696786
560973	986554	567193	808367	352552	295254	624644	355455	883824
788902	659437	719654	495683	132679	585456	678006	537048	312446
282627	583921	474246	338148	812804	351918	816349	362687	384417
294739	803107	138198	155465	656225	988675	235137	605322	274342
282521	257122	754079	612046	447447	648430	312329	554452	946021
698277	966639	532642	968212	581633	382811	948601	203973	181924
574905	216630	553788	406216	226965	694200	443480	402733	851766
748753	492549	512697	544109	582074	587567	183669	292860	227164
465600	855660	608641	958424	587333	788176	186859	389993	917179
768499	583316	222650	289125	511357	831990	964932	528697	735530
115336	262581	517676	279409	654823	159810	304891	182121	440004
814779	165300	355588	127082	322895	212224	885157	561178	153821
667165	895407	643825	671117	929827	237929	783099	409116	195728

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.

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